SCHEDULE OF GOODWILL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Indefinite-Lived Intangible Assets [Line Items]
Balance at December 31, 2024	$ 42,886	$ 44,011
Foreign currency exchange adjustments	4,693	(1,125)
Impairment	(1,020)
Balance at December 31, 2025	46,559	42,886	44,011
Soft Wheat [Member]
Indefinite-Lived Intangible Assets [Line Items]
Balance at December 31, 2024	32,261	33,151
Foreign currency exchange adjustments	3,574	(890)
Impairment
Balance at December 31, 2025	35,835	32,261	33,151
Durum Wheat [Member]
Indefinite-Lived Intangible Assets [Line Items]
Balance at December 31, 2024	2,359	2,411
Foreign currency exchange adjustments	229	(52)
Impairment	(1,020)
Balance at December 31, 2025	1,568	2,359	2,411
Couscous and Pasta [Member]
Indefinite-Lived Intangible Assets [Line Items]
Balance at December 31, 2024	8,266	8,449
Foreign currency exchange adjustments	890	(183)
Impairment
Balance at December 31, 2025	$ 9,156	$ 8,266	$ 8,449